UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-09679
                                                     ---------
                                 Adelante Funds
                                 --------------
               (Exact name of Registrant as specified in charter)

                        1995 University Avenue, Suite 225
                               Berkeley, CA 94704
                               ------------------
               (Address of principal executive offices) (Zip code)

                              Constance Dye Shannon
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                                    Copy to:
                        Elizabeth Shea Fries, Esq., P.C.
                               Goodwin Procter LLP
                                 Exchange Place
                              Boston, MA 02109-2881
                              ---------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (510) 849-8360
                                                           --------------

                       Date of fiscal year end: January 31
                                                ----------

                    Date of reporting period: April 30, 2005
                                              --------------

                                    FORM N-Q
ITEM 1.  SCHEDULE OF INVESTMENTS.

Adelante U.S. Real Estate Securities Fund
Schedule of Investments
April 30, 2005 (Unaudited)

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2005

Number
of Shares                                                                  Value
---------                                                              ---------

          COMMON STOCKS                                         94.1%




          APARTMENTS                                            22.0%
 38,470    Archstone-Smith Trust                                      $1,383,766
 18,000    AvalonBay Communities, Inc.                                 1,296,000
 16,910    BRE Properties, Inc.                                          629,390
 10,780    Camden Property Trust                                         549,780
 19,900    Education Realty Trust, Inc.                                  318,400
 37,270    Equity Residential                                          1,280,225
 10,060    Essex Property Trust, Inc.                                    764,057
  4,220    Gables Residential Trust                                      154,663
 42,400    United Dominion Realty Trust, Inc.                            939,160
                                                                      ----------
                                                                       7,315,441
                                                                      ----------

          DIVERSIFIED/SPECIALTY                                  2.7%
  4,690    Colonial Properties Trust                                     181,269
  4,170    Cousins Properties, Inc.                                      112,590
  9,800    Crescent Real Estate Equities Company                         164,640
  8,390    Liberty Property Trust                                        334,174
  3,840    Washington Real Estate Investment Trust                       114,470
                                                                      ----------
                                                                         907,143
                                                                      ----------

          INDUSTRIAL                                          10.0%
 20,970    AMB Property Corporation                                      817,620
 20,900    Catellus Development Corp.                                    578,930
  7,820    CenterPoint Properties Corporation                            322,262
  9,180    Duke Realty Corporation                                       280,908
 33,610    ProLogis                                                    1,330,620
                                                                      ----------
                                                                       3,330,340
                                                                      ----------

          OFFICE                                               31.2%
  6,010    Alexandria Real Estate Equities, Inc.                         413,608
  9,500    American Financial Realty Trust                               145,635
 23,420    Arden Realty, Inc.                                            835,860
 11,800    BioMed Realty Trust, Inc.                                     238,360
 26,600    Boston Properties, Inc.                                     1,768,102
 13,640    Brandywine Realty Trust                                       386,012
 15,140    CarrAmerica Realty Corporation                                500,226
 28,000    Corporate Office Properties Trust                             736,400
 63,809    Equity Office Properties Trust                              2,008,069
  5,690    Kilroy Realty Corporation                                     248,254
  3,690    Mack-Cali Realty Corporation                                  162,323
  4,500    Maguire Properties, Inc.                                      114,750
  7,260    Prentiss Properties Trust                                     241,177
  7,740    SL Green Realty Corporation                                   472,140
 27,710    Vornado Realty Trust                                        2,118,430
                                                                      ----------
                                                                      10,389,346
                                                                      ----------

                   ADELANTE U.S. REAL ESTATE SECURITIES FUND

APRIL 30, 2005

Number
of Shares                                                                  Value
---------                                                              ---------

          RETAIL - LOCAL                                        12.2%
 31,800    Acadia Realty Trust                                        $  510,390
  9,690    Developers Diversified Realty Corporation                     411,244
 16,840    Federal Realty Investment Trust                               900,940
  5,920    Kimco Realty Corporation                                      327,909
 18,410    Pan Pacific Retail Properties, Inc.                         1,112,332
 12,930    Regency Centers Corporation                                   680,764
  3,500    Weingarten Realty Investors                                   126,035
                                                                      ----------
                                                                       4,069,614
                                                                      ----------

          RETAIL - REGIONAL                                     16.0%
  4,270    CBL & Associates Properties, Inc.                             330,370
 18,010    General Growth Properties, Inc.                               704,371
 17,790    The Macerich Company                                        1,072,737
 34,790    Simon Property Group, Inc.                                  2,298,575
 31,600    Taubman Centers, Inc.                                         935,360
                                                                      ----------
                                                                       5,341,413
                                                                      ----------

          TOTAL COMMON STOCKS (COST $19,493,229)                      31,353,297
                                                                      ----------


          PREFERRED STOCKS                                       4.6%
 23,400    CBL & Associates Properties, Series C                         617,058
 12,400    Developers Diversified Realty Corporation, Series G           324,818
 15,500    Lexington Corporate Properties Trust, Series B                392,460
 7,800     New Plan Excel Realty Trust, Series E                         204,672
                                                                      ----------
                                                                       1,539,008
                                                                      ----------

          TOTAL PREFERRED STOCKS (cost $1,477,500)                     1,539,008
                                                                      ----------

                   ADELANTE U.S. REAL ESTATE SECURITIES FUND

APRIL 30, 2005

Principal
Amount
---------

$ 358,735  Short-Term Investment                             1.1%
            UMB Bank Money Market Fiduciary                          $   358,735
                                                                     -----------
           Total short-term investment (cost $358,735)                   358,735
                                                                     -----------
           Total investments (cost $21,329,464)             99.8%     33,251,040

           Assets less other liabilities                     0.2%        79,504
                                                                     -----------
           NET ASSETS                                      100.0%    $33,330,544
                                                                     ===========


See notes to the SOI

ORGANIZATION

Adelante Funds (the "Trust") was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Adelante U.S. Real Estate Securities Fund (the "Fund"). The Fund was formerly known as Lend Lease U.S. Real Estate Securities Fund. The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. The Fund's share classes differ in terms of sales charges, fees and eligibility requirements. The Fund's Class K and Class Y shares commenced operations on February 16, 2000. As of April 30, 2005, the Fund's Class K and Class Y shares are outstanding.

INVESTMENT VALUATION - In connection with the determination of the Fund's net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.


FEDERAL INCOME TAX INFORMATION

At April 30, 2005, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:



Cost of investments                                                 $21,034,830

Gross unrealized appreciation                                       $12,225,441
Gross unrealized depreciation                                            (9,201)
                                                                    ------------
Net unrealized appreciation on investments                          $12,216,210

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recongizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adelante  Funds

By:      /s/ Michael A. Torres
--------------------------------------
         Michael A. Torres
         Principal Executive Officer

Date:    June 29, 2005
--------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Michael A. Torres
--------------------------------------
         Michael A. Torres
         Principal Executive Officer

Date:    June 29, 2005
--------------------------------------

By:      /s/ Mark A. Hoopes
--------------------------------------
         Mark A. Hoopes
         Principal Financial Officer

Date:    June 29, 2005
--------------------------------------

                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)